Derivative instruments and hedging activities - Additional Information (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2016	Mar. 31, 2015
Derivative instruments and hedging activities
Derivative liability position with credit-risk-related contingent features	¥ 719	¥ 874
Collateral pledged for derivative instruments with credit-risk-related contingent features that are in a liability position	587	708
Additional collateral required to be posted, aggregate fair value	¥ 15	¥ 19